SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details)	12 Months Ended
	Dec. 31, 2020 shares ₪ / shares	Dec. 31, 2019 shares ₪ / shares
Number of shares
Outstanding at beginning of year	25,754,297
Outstanding at end of year	35,600,088	25,754,297
Stock option [Member]
Number of shares
Outstanding at beginning of year	25,754,297	25,754,297
Exercise of options	43,438
Issuance of ordinary shares, net	9,802,353
Outstanding at end of year	35,600,088	25,754,297
NIS par value
Outstanding at beginning of year | ₪ / shares	₪ 515,086	₪ 515,086
Exercise of options | ₪ / shares	869
Issuance of ordinary shares, par value | ₪ / shares	196,047
Outstanding at end of year | ₪ / shares	₪ 712,002	₪ 515,086